Annual Report for
OneAmerica Funds, Inc.
December 31, 2002

The report and the financial statementscontained herein are submitted for the general information of the Participants. The report is not to be distributed to prospective investors as sales literature unless accompanied or preceded by an effective prospectus of OneAmerica Funds, Inc., AUL American Unit Trust, AUL American Individual Unit Trust, AUL American Individual Variable Life Unit Trust or AUL American Individual Variable Annuity Unit Trust which contains further information concerning the sales charge, expenses, and other pertinent information.

Registered group and individual variable annuity and variable life contracts issued by American United Life Insurance Company (AUL) are distributed by OneAmerica Securities, Inc., Member NASD, SIPC,a wholly owned subsidiary of AUL.

Directors and Officers of OneAmerica Funds, Inc.
R. Stephen Radcliffe, Chairman of the Board and President
Dr. Ronald D. Anderson, Director
   Professor, Kelley School of Business
   Indiana University, Indianapolis, Indiana
James W. Murphy, Director
Constance E. Lund, Treasurer
Alpha C. Blackburn, Director
   President and CEO
   Blackburn Architects, Inc.,
   Indianapolis, Indiana
Donald J. Stuhldreher, Director
   Former President
   The Huntington Company
Thomas M. Zurek, Secretary
John C. Swhear, Assistant Secretary

A Message
From
The Chairman of the Board of Directors
and President of
OneAmerica Funds, Inc.

Once again, this past year held many unwelcome surprises for investors. At the beginning of 2002, most economists were predicting a slow, steady recovery for the United States economy, which would provide a positive backdrop for the stock market. Instead, economic activity tended to be erratic during the year with expectations for subdued growth continuing into 2003. Investor confidence was shaken repeatedly during the year as a result of corporate scandals and bankruptcy announcements. In addition, international issues have increased the challenges with a possible war with Iraq looming on the horizon, North Korea threatening to restart its nuclear weapons program and the risk of terrorism lingering throughout the world.

Not surprisingly, this host of events had a negative impact on the stock market. For the third consecutive year, major equity indices reported losses - something that hasn't happened in sixty years.

Weakness in stocks prompted many investors to seek the relative safety of bonds. This increased demand for bonds, combined with continued interest rate cuts by the Federal Reserve, helped produce positive absolute returns for bond funds. According to Lipper, Inc., a global leader in supplying mutual fund information, domestic taxable bond funds earned an average return of 6.0% during 2002, compared with a loss of 22.4% for diversified U.S. stock funds.

As we begin 2003, we are encouraged by some of the indicators that are beginning to emerge. Underlying economic strengths include job growth in small businesses, low inventories, widening profit margins, and growing corporate profits. It is hoped these factors will result in increased corporate investment. That, along with continued consumer spending, will be vital to future economic growth and hopefully an end to the bear market that has engulfed stocks since 2000.

The bond market continues to benefit from the subdued economy, a disruptive world political environment, and the low interest rate targets set by the Federal Reserve Board. The potential for significant price appreciation, however, is limited given the historically low level of interest rates.

Investment  performance  for the OneAmerica  Funds,  Inc. for calendar 2002 was:

     Value  Portfolio      -7.0%       Investment  Grade  Bond  Portfolio  7.9%
     Money MarketPortfolio  1.2%       Asset Director  Portfolio          -2.6%

Performance numbers for the OneAmerica portfolios are net of investment advisory fees and other expenses paid by each portfolio. We encourage your careful review of the Portfolio Managers comments on the following pages.

Thank you for your continued investment and confidence in the OneAmerica Funds, Inc.

   R.  Stephen  Radcliffe
   Chairman of the Board of  Directors  and  President
   OneAmerica  Funds, Inc.

Indianapolis, Indiana
February 12, 2003

A Message
From
Kathryn  Hudspeth,
Portfolio Manager
of the Value Portfolio

The Value Portfolio invests primarily in equity securities selected on the basis of fundamental investment research for their long-term growth prospects. The Portfolio uses a value style in selecting securities, concentrating on companies that appear undervalued compared to the market and to their own historic valuation levels.

An improvement in the stock market, which we were all hoping for, failed to materialize during 2002. Despite several rallies that occurred during the year, each period was short-lived, with the major equity indices subsequently falling to new lows. A combination of corporate scandals, weak economic growth and disappointing corporate profits pummeled the stock market. Sadly, the S&P 500, a commonly used stock index, declined 22.1% during 2002, its worst performance since 1974. The NASDAQ Composite fell over 30% during the year and closed 74% off its record highs set in March 2000. Based on the dismal returns experienced last year, the major equity indices have now lost ground for three consecutive years, an event that has not occurred since 1939-1941.

The Value Portfolio experienced a decline of 7.0% in 2002. Although we never like to report_negative returns, this Portfolio outperformed the average U.S. stock fund, which experienced a loss of 22.4% during the year, by a wide margin and the major equity indices, which also posted significant losses. This Portfolio continued to benefit from its value focus, as value investing outperformed growth investing during the year. The Russell 3000 Value Index (an index that measures the performance specifically of value stocks) declined 15.2% during 2002.

The Portfolio benefited from its heavy weighting in apparel names that experienced positive advances during the year. Several consumer discretionary stocks and selected metal companies also provided a boost to returns. At the same time, the Portfolio avoided potential landmines by being underweighted in the telecommunication services and utilities sectors, areas that substantially underperformed the market last year.

U.S. investors have now endured a three-year period where stocks have materially underperformed their long-term average returns and underperformed other major asset classes. We strongly believe this phenomenon will not continue forever. A four-year succession of losses is a rare event, happening only once in the twentieth century, from 1929-1932. Due to some positive economic information that is beginning to surface, the potential positive impact from the Presidents economic stimulus plan, and lower valuations for many stocks, it is hoped that the painful bear market we have experienced will finally come to a close and the stage will be set for a better investment environment going forward.

OneAmerica Funds, Inc. Value Portfolio
                                     Value                  S&P 500
                                   Portfolio
One Year                             (7.0%)                  (22.1%)
Five Years                            5.3%                    (0.6%)
Ten  Years                           10.9%                     9.3%
Value  of a  hypothetical  $10,000
 investment  made  12/31/92        $28,101                   $24,392

The charts above show the Value Portfolios total returns, which include changes in share price and reinvestment of dividends and capital gains. Figures for the S&P 500, an unmanaged index of common stocks, include reinvestment of dividends and capital gains. S&P 500 is a registered trademark of Standard & Poors Corporation. Investors cannot directly invest in an index.

Performance numbers for the Value Portfolio are net of all Portfolio operating expenses, but do not include separate account or contract charges. If the performance data included the effect of these charges, the returns would be lower. Past performance is no guarantee of future results. Principal and investment return will vary so shares may be worth more or less than their original cost when redeemed.

A Message
From
Kent Adams,
Portfolio Manager
of the Investment  Grade Bond  Portfolio

The Investment Grade Bond Portfolio invests primarily in U.S. Treasury and Agency bonds and notes, corporate bonds, and U.S. Agency-backed residential mortgage obligations. Portfolio holdings may range in maturity from overnight money market investments to bonds with maturities as long as thirty years. The average maturity of the Portfolio is shortened or lengthened depending on the outlook for interest rates. The mix of corporate bonds, U.S. Agencies and Treasuries, and mortgage-backed securities in the portfolio is altered depending on the relative attractiveness of these sectors.

The average quality of the Investment Grade Bond Portfolio is high with approximately 66% of the Portfolio invested in U. S. Treasury and Agency bonds and high quality mortgage-backed securities at year-end 2002. The remainder of the Portfolio was allocated to corporate bonds (29%) and short-term money market instruments (5%). Less than 5% of the Portfolio was invested in bonds rated below investment grade at year-end. The duration of the Portfolio was slightly shorter than the duration of the Lehman Aggregate Bond Index as of December 31, 2002.

For the third year in a row, bonds experienced excellent returns relative to the typical stock portfolio. The average domestic taxable bond fund earned just over 6.0% for investors in 2002 compared to a loss of 22.4% for diversified U.S. stock funds. The Investment Grade Bond Portfolio earned a return of 7.9% in 2002.

Bond investors benefited last year from the weaker than expected economy, fears of terrorism and war, and aggressive action by the Federal Reserve Board to lower short-term interest rates. Treasuries were the top performers as investors sought the safety of U.S. government-backed bonds. Corporate bonds, especially those rated BBB or lower, under-performed the government sector. Bonds in the high yield (non-investment grade) sector generally experienced negative returns last year.

Returns in the investment grade corporate sector of the bond market were negatively impacted by price declines in bonds issued by telecommunications and energy trading and production companies. Notable examples include Worldcom, Qwest Communications, Dynegy, AES, and Williams. The Investment Grade Bond Portfolios return in 2002 was also affected by price declines in some of these names, in particular, Worldcom, Qwest Communications, and AES.

Going into 2003, the Portfolio is more heavily weighted in bonds backed by corporate borrowers in anticipation of an improving economic environment for corporations as the year progresses.

The mortgage-backed securities sector, which represents a sizable 45% of the Investment Grade Bond Portfolio, performed well last year, although returns were hurt relative to government and better quality corporate bonds due to the high level of mortgage refinancing in last years low interest rate environment.

The Investment Grade Bond Portfolio is positioned cautiously relative to its benchmark from a maturity standpoint. Although the choppy economic recovery and the risk of war with Iraq have kept a lid on any near-term interest rate increases, the historically low level of interest rates limits the potential for significant price appreciation in bonds.

OneAmerica  Funds,  Inc.  Investment Grade Bond Portfolio
                          Investment Grade Bond                Lehman
                                Portfolio                  Aggregate  Index
One Year                           7.9%                          10.2%
Five Years                         6.6%                           7.5%
Ten Years                          6.7%                           7.5%
Value of a hypothetical $10,000
  investment made 12/31/92      $19,091                        $20,637

The charts above show the Investment Grade Bond Portfolios total returns, which include changes in share price and reinvestment of income and capital gains. Figures for the Lehman Aggregate Index, an unmanaged index of government and corporate bonds, which is a broad measure of the performance of the U.S. bond market, include reinvestment of income and capital gains. Investors cannot directly invest in an index.

Performance numbers for the Investment Grade Bond Portfolio are net of all Portfolio operating expenses, but do not include separate account or contract charges. If the performance data included the effect of these charges, the returns would be lower. Past performance is no guarantee of future results. Principal and investment return will vary so shares may be worth more or less than their original cost when redeemed.

A Message From Kathryn Hudspeth and
Kent Adams,  Portfolio  Managers of
the Asset Director Portfolio

The OneAmerica Asset Director Portfolio invests in a diversified portfolio of publicly traded common stocks, debt securities, and money market securities. The composition of the Portfolio is varied from time-to-time based on an evaluation of economic and market trends.

In each of the three previous years, returns for the major stock indices were negative while bond indices (with the exception of the non-investment grade sector) showed positive results. For the three years ended December 31, 2002, the S&P 500 Index registered an average annual decline of 14.6% while the Lehman Aggregate Bond Index earned a positive annual return of 10.1%.

The performance of the Asset Director Portfolio has benefited greatly in recent years from a value approach to equity investing and from the diversification offered by the Portfolios investments in bonds. Although the Portfolios return in 2002 was slightly negative at 2.6%, the average annual return in the previous three years was 7.6%, well above the double digit negative returns for the average portfolio invested primarily in common stocks. The Portfolios returns have ranked among the highest when compared to other funds with similar investment objectives.

Going into 2003, the Asset Director Portfolio remains somewhat more heavily weighted in common stocks in anticipation of an end to the three-year drought in equity returns. As of the end of 2002, 65% of the Portfolio was invested in equities, 32% in bonds, and 3% in money market instruments. The percentage of common stocks in the Portfolio is likely to be boosted if indicators of economic strength continue to point toward improvement in the profit outlook for corporations.

Although bonds continue to benefit from the subdued economy, a disruptive world political environment, and the low interest rate targets set by the Federal Reserve Board, the potential for significant price appreciation is limited given the historically low level of interest rates.

OneAmerica  Funds,  Inc. Asset Director  Portfolio
                            Asset Director      S&P 500      Lehman
                             Portfolio                    Aggregate Index
One Year                       (2.6%)            (22.1%)      10.2%
Five Years                      6.0%              (0.6%)       7.5%
Ten Years                       9.2%               9.3%        7.5%
Value of a hypothetical $10,000
  investment made 12/31/92    $24,141             $24,392    $20,637

The charts above show the Asset Director Portfolios total returns, which include changes in share price and reinvestment of dividends and capital gains. Figures for the S&P 500, an unmanaged index of common stocks, includes reinvestment of dividends and capital gains. S&P 500 is a registered trademark of Standard & Poors Corporation. Figures for the Lehman Aggregate Index, an unmanaged index of government and corporate bonds, which is a broad measure of the performance of the U.S. bond market, include reinvestment of income and capital gains. Investors cannot directly invest in an index.

Performance numbers for the Asset Director Portfolio are net of all Portfolio operating expenses, but do not include separate account or contract charges. If the performance data included the effect of these charges, it would be lower. Past performance is no guarantee of future results. Principal and investment return will vary so shares may be worth more or less than their original cost when redeemed.

 Report of Independent Accountants


The Shareholders and Board of Directors
OneAmerica Funds, Inc.

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations, of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Value Portfolio, Money Market Portfolio, Investment Grade Bond Portfolio and Asset Director Portfolio, (constituting the OneAmerica Funds, Inc., hereafter referred to as the Fund) at December 31, 2002, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as financial statements) are the responsibility of the Funds management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

                                /s/PricewaterhouseCoopers LLP

Indianapolis, Indiana
February 14, 2003

OneAmerica Funds, Inc.
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2002

                                                                    Portfolio

                                                                          Investment          Asset
                                          Value         Money Market      Grade Bond         Director
Assets:
Investments at value              $    127,458,646   $   244,683,956    $ 125,441,604      $ 108,607,785
Capital stock sold                               0         1,317,680                0                  0
Receivables for investments sold                 0        18,000,000                0                  0
Dividends and interest receivable          162,132            53,201        1,026,961            431,457
Other assets                                46,617            88,958           51,544             51,785

Total assets                           127,667,395       264,143,795      126,520,109        109,091,027

Liabilities:
Distribution payable                             0             5,578                0                  0
Payable for investments purchased                0        18,990,558        7,454,284          1,900,273
Accrued investment advisory fees            61,848            90,952           55,449             52,081
Other payables                                   0                 0           22,455              4,634
Accrued expenses                            78,490           123,779           30,332             80,968

Total liabilities                          140,338        19,210,867        7,562,520          2,037,956

Net Assets                       $     127,527,057   $   244,932,928    $ 118,957,589      $ 107,053,071


Shares outstanding                       7,783,280       244,932,928       10,776,495          7,986,984

Net asset value per share        $           16.38   $          1.00    $       11.04      $       13.40

Investments at cost              $     129,537,071   $   244,683,956    $ 123,266,700      $ 109,099,567


Analysis of Net Assets:
Paid-in-capital                  $     129,662,632   $   244,932,928    $ 116,999,252      $ 107,572,357
Undistributed net investment
income                                           0                 0                0                  0
Undistributed net realized
gain (loss)                                (57,150)                0         (216,567)           (27,504)
Unrealized appreciation
(depreciation)                          (2,078,425)                0        2,174,904           (491,782)

                                 $     127,527,057   $   244,932,928    $ 118,957,589      $ 107,053,071


The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.
STATEMENTS OF OPERATIONS
For the year ended December 31, 2002

                                                                    Portfolio

                                                                          Investment          Asset
                                          Value         Money Market      Grade Bond         Director

Investment income:
 Income:
  Dividends (net of foreign      $       1,921,235  $              0   $           0      $   1,102,783
   taxes withheld of $14,784, $0,
   $0, and $8,254, respectively)
  Interest                                 156,634         3,585,086       5,402,309          2,013,629

                                         2,077,869         3,585,086       5,402,309          3,116,412

Expenses:
  Investment advisory fee                  642,623           854,216         473,295            509,067
  Custodian and service agent fee           49,687           107,106          56,494             50,828
  Professional fees                         27,623            48,005          20,484             30,368
  Director fees                              2,752             8,366           2,197              2,292
  Printing                                   4,791             7,300           3,546              3,864
  Other                                        212               820             186                186

  Total expenses                           727,688         1,025,813         556,202            596,605


   Net investment income                 1,350,181         2,559,273       4,846,107          2,519,807

Gain (loss) on investments:
  Net realized gain (loss)
   on investments                        3,804,317                 0         185,172          2,281,531
  Net change in unrealized
   appreciation (depreciation)
   on investments                      (16,473,761)                0       2,430,326         (8,578,706)

    Net gain (loss)                    (12,669,444)                0       2,615,498         (6,297,175)

Net increase (decrease) in
 Net assets from operations     $      (11,319,263)  $     2,559,273   $   7,461,605     $   (3,777,368)

The accompanying notes are an integral part of the financial statement.

OneAmerica Funds, Inc.
STATEMENTS OF CHANGES IN NET ASSETS
                                                                        Portfolio

                                                      Value                          Money Market

                                            Year ended       Year ended        Year ended        Year ended
                                          Dec. 31, 2002     Dec. 31, 2001     Dec. 31, 2002     Dec. 31, 2001


Increase in net assets from operations:
 Net investment income                   $    1,350,181    $    1,326,627    $    2,559,273   $     5,911,886
 Net realized gain (loss)                     3,804,317         4,167,303                 0                 0
 Net change in unrealized
  appreciation (depreciation)               (16,473,761)        5,465,503                 0                 0

  Net increase (decrease) in net assets
   from operations                          (11,319,263)       10,959,433         2,559,273         5,911,886


Dividends and distributions:
 From net investment income                  (1,374,679)       (1,302,873)       (2,559,273)       (5,911,886)
 From net realized gain                      (3,922,289)       (5,478,588)                0                 0
 Return of capital                             (117,534)                0                 0                 0

  Increase (decrease)                        (5,414,502)       (6,781,461)       (2,559,273)       (5,911,886)


Shareholder transactions:
 Proceeds from shares sold                   47,270,233        45,791,554     1,441,722,733     1,520,413,681
 Reinvested distributions                     5,414,502         6,781,461         2,561,499         4,416,579
 Cost of shares redeemed                    (23,052,697)      (34,211,492)   (1,390,026,794)   (1,474,776,526)

  Increase (decrease)                        29,632,038        18,361,523        54,257,438        50,053,734


Net increase (decrease)                      12,898,273        22,539,495        54,257,438        50,053,734
Net assets at beginning of year             114,628,784        92,089,289       190,675,490       140,621,756

Net assets at end of year              $    127,527,057    $  114,628,784    $  244,932,928    $  190,675,490



Shares sold                                   2,517,302         2,494,789     1,441,722,733     1,520,413,681
Reinvested distributions                        331,168           369,300         2,561,499         4,416,579
Shares redeemed                              (1,297,122)       (1,873,160)   (1,390,026,794)   (1,474,776,526)


Net increase (decrease)                       1,551,348           990,929        54,257,438        50,053,734
Shares outstanding at beginning of year       6,231,932         5,241,003       190,675,490       140,621,756

Shares outstanding at end of year             7,783,280         6,231,932       244,932,928       190,675,490

The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.
STATEMENTS OF CHANGES IN NET ASSETS (continued)
                                                                        Portfolio

                                              Investment Grade Bond                 Asset Director

                                            Year ended       Year ended        Year ended        Year ended
                                          Dec. 31, 2002     Dec. 31, 2001     Dec. 31, 2002     Dec. 31, 2001


Increase in net assets from operations:
 Net investment income                 $      4,846,107    $    3,932,566     $   2,519,807    $    2,265,426
 Net realized gain (loss)                       185,172           814,703         2,281,531         2,440,888
 Net change in unrealized
  appreciation (depreciation)                 2,430,326          (724,633)       (8,578,706)        3,387,994

 Net increase (decrease) in net assets
  from operations                             7,461,605         4,022,636        (3,777,368)        8,094,308


Dividends and distributions:
 From net investment income                 (4,981,453)        (3,774,692)       (2,623,651)       (2,238,198)
 From net realized gain                       (102,069)                 0        (2,234,050)       (3,019,324)
 Return of capital                             (84,390)                 0           (25,420)                0

  Increase (decrease)                       (5,167,912)        (3,774,692)       (4,883,121)       (5,257,522)


Shareholder transactions:
 Proceeds from shares sold                  67,031,411         42,363,260        31,489,570        18,383,244
 Reinvested distributions                    5,167,912          3,774,692         4,883,121         5,257,522
 Cost of shares redeemed                   (33,803,573)       (23,064,275)      (11,754,791)       (4,373,460)

  Increase (decrease)                       38,395,750         23,073,677        24,617,900        19,267,306


Net increase (decrease)                     40,689,443         23,321,621        15,957,411        22,104,092
Net assets at beginning of year             78,268,146         54,946,525        91,095,660        68,991,568

Net assets at end of year              $   118,957,589   $     78,268,146     $ 107,053,071     $  91,095,660



Shares sold                                  6,041,539          3,833,558         2,176,961         1,272,160
Reinvested distributions                       468,214            354,664           364,883           365,665
Shares redeemed                             (3,049,336)        (2,103,921)         (876,131)         (302,634)


Net increase (decrease)                      3,460,417          2,084,301         1,665,713         1,335,191
Shares outstanding at beginning of year      7,316,078          5,231,777         6,321,271         4,986,080

Shares outstanding at end of year           10,776,495          7,316,078         7,986,984         6,321,271

The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.
SCHEDULE OF INVESTMENTS
VALUE PORTFOLIO
December 31, 2002

                                                        Market
        Description                   Shares            Value

Common Stock (93.4%)
 Aerospace (4.4%)
  Boeing Co.                          94,000      $    3,101,060
  Precision Castparts Corp.          102,700           2,490,475

                                                       5,591,535

 Apparel (10.5%)
  Columbia Sportswear Co.*            11,850             526,377
  Kellwood Co.                       128,500           3,341,000
  Liz Claiborne, Inc.                117,100           3,472,015
  Reebok International *             137,400           4,039,560
  Wolverine World Wide, Inc.         140,550           2,123,711

                                                      13,502,663

 Automotive & Auto Parts (9.1%)
  Bandag, Inc.                        51,100           1,976,548
  Carlisle Companies, Inc.            99,100           4,100,758
  Ford Motor Co.                     147,200           1,368,960
  TBC Corp. *                        350,500           4,209,505

                                                      11,655,771

 Banks & Financial Services (7.1%)
  Bank One Corp.                      87,563           3,200,428
  Citigroup, Inc.                     71,621           2,520,343
  Washington Mutual, Inc.             97,327           3,360,701

                                                       9,081,472

 Cement & Aggregates (2.4%)
  Lafarge North America, Inc.         91,800           3,015,630

                                                       3,015,630

 Chemicals (1.9%)
  Dow Chemical                        80,000           2,376,000

                                                       2,376,000

 Computer Hardware & Software (6.8%)
  Autodesk, Inc.                     251,000           3,589,300
  Hewlett-Packard Co.                211,708           3,675,251
  International Business
   Machines Corp.                     17,500           1,356,250

                                                       8,620,801

 Electrical Equipment & Electronics (5.9%)
  American Power Conversion *        178,600           2,705,790
  Baldor Electric Co.                179,180           3,538,805
  Kemet Corp. *                      152,300           1,331,102

                                                       7,575,697


 Furniture (4.1%)
  Furniture Brands
   International, Inc.*               50,700           1,209,195
  Kimball International, Inc.
   Class "B"                          78,400           1,117,200
  La-Z-Boy, Inc.                     118,500           2,841,630

                                                       5,168,025

 Health Care & Pharmaceuticals (3.6%)
  McKesson HBOC, Inc.                 88,700           2,397,561
  Schering-Plough Corp.              100,300           2,226,660

                                                       4,624,221

 Housing (2.4%)
  Fleetwood Enterprises, Inc. *      127,900           1,004,015
  Toll Brothers, Inc. *               98,600           1,991,720

                                                       2,995,735

 Manufacturing (3.7%)
  Crane Co.                           91,200           1,817,616
  Trinity Industries                 151,700           2,876,232

                                                       4,693,848

 Metals & Mining (5.3%)
  AK Steel Holding Corp. *            98,400             787,200
  ALCOA, Inc.                        113,200           2,578,696
  Cleveland-Cliffs, Inc. *            87,300           1,732,905
  Phelps Dodge Corp. *                52,300           1,655,295

                                                       6,754,096

 Oil & Oil Services (7.0%)
  Royal Dutch Petroleum Co.           66,000           2,905,320
  Tidewater, Inc.                    103,200           3,209,520
  Valero Energy Corp.                 77,000           2,844,380

                                                       8,959,220

 Paper & Forest Products (2.3%)
  Wausau-Mosinee Paper Corp.         257,100           2,884,662

                                                       2,884,662

 Restaurants (3.2%)
  Outback Steakhouse, Inc.            86,550           2,980,782
  Ryans Family
   Steak Houses, Inc.                 97,100           1,102,085

                                                       4,082,867

 Retail (2.6%)
  BJs Wholesale Club, Inc.*           20,500             375,150
  Longs Drug Stores, Inc.            139,400           2,891,156

                                                       3,266,306

(continued on next page)
*does not pay cash dividends
The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.
SCHEDULE OF INVESTMENTS
VALUE PORTFOLIO (continued)
December 31, 2002

                                                        Market
        Description                   Shares            Value

Common Stock (93.4%) (continued)
 Telecommunications Services
 & Equipment (5.1%)
  Scientific-Atlanta, Inc.           186,600     $     2,213,076
  Sprint Corp. (FON Group)           150,900           2,185,032
  Telefonos de Mexico Class "L" - ADR 67,500           2,158,650

                                                       6,556,758

 Transportation (4.5%)
  Alexander & Baldwin, Inc.          135,300           3,489,387
  Norfolk Southern Corp.             109,400           2,186,906

                                                       5,676,293

 Miscellaneous (1.5%)
  Brunswick Corp.                     97,100           1,928,406

                                                       1,928,406

Total common stock (cost: $121,088,431)              119,010,006


Money Market Mutual Funds (4.0%)
 Federated Investors Prime Oblig   5,126,287           5,126,287


  Total money market mutual funds (cost: $5,126,287)   5,126,287



Cash and Cash Equivalents (2.6%)
 BONY Cash Reserve                 3,322,353           3,322,353


  Total cash and cash equivalents (cost: $3,322,353)   3,322,353


Total Investments (cost: $129,537,071)           $   127,458,646



Percentages shown are based on total investments at market value.
The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.
SCHEDULE OF INVESTMENTS
MONEY MARKET PORTFOLIO
December 31, 2002
                                                    Interest        Maturity        Principal       Market
        Description                                   Rate            Date            Amount        Value

Short-Term Notes (91.4%)
U.S. Government & Agency Obligations (72.6%)
Federal Farm Credit Bank Discount Notes              1.233%         02/05/03    $   8,000,000  $   7,990,433
Federal Farm Credit Bank Discount Notes              1.194%         02/14/03        8,000,000      7,988,364
Federal Farm Credit Bank Discount Notes              1.233%         03/03/03        7,000,000      6,985,411
Federal Farm Credit Bank Discount Notes              1.234%         03/14/03        6,000,000      5,985,240
Federal Home Loan Bank Discount Notes                0.750%         01/02/03       16,000,000     15,999,667
Federal Home Loan Bank Discount Notes                1.586%         01/06/03        4,000,000      3,999,122
Federal Home Loan Bank Discount Notes                1.566%         01/13/03        3,500,000      3,498,180
Federal Home Loan Bank Discount Notes                1.627%         01/24/03        4,000,000      3,995,860
Federal Home Loan Bank Discount Notes                1.435%         01/28/03        4,500,000      4,495,174
Federal Home Loan Bank Discount Notes                1.516%         01/30/03        5,000,000      4,993,918
Federal Home Loan Bank Discount Notes                1.375%         02/06/03        9,000,000      8,987,670
Federal Home Loan Bank Discount Notes                1.194%         02/19/03        7,000,000      6,988,662
Federal Home Loan Bank Discount Notes                1.194%         02/20/03       17,000,000     16,969,653
Federal Home Loan Bank Discount Notes                1.213%         02/26/03        4,000,000      3,992,471
Federal Home Loan Bank Discount Notes                1.213%         03/07/03        8,000,000      7,982,522
Federal Home Loan Bank Discount Notes                1.224%         03/14/03        6,000,000      5,985,360
Federal Home Loan Bank Discount Notes                1.173%         03/31/03        3,000,000      2,991,323
Federal Home Loan Bank Discount Notes                1.225%         04/16/03        6,000,000      5,978,650
Federal Home Loan Mortgage Corp. Discount Notes      1.182%         02/18/03        7,000,000      6,988,987
Federal Home Loan Mortgage Corp. Discount Notes      1.224%         03/27/03        8,000,000      7,976,956
Federal National Mortgage Association Discount Notes 1.636%         01/15/03       12,000,000     11,992,393
Federal National Mortgage Association Discount Notes 1.233%         02/07/03        6,000,000      5,992,415
Federal National Mortgage Association Discount Notes 1.204%         03/26/03        3,000,000      2,991,600
Federal National Mortgage Association Discount Notes 1.245%         04/09/03        8,000,000      7,972,996
Federal National Mortgage Association Discount Notes 1.235%         04/10/03        8,000,000      7,972,940

                                                                                                 177,695,967

Corporate Obligations (18.8%)
 Business Finance (2.4%)
  General Electric Capital Corp.                     1.737%         01/24/03        6,000,000      6,000,000

                                                                                                   6,000,000

 Consumer Finance (3.3%)
  American Express Credit Corp.                      1.293%         01/27/03        5,000,000      5,000,000
  American Express Credit Corp.                      1.333%         02/03/03        3,000,000      3,000,000

                                                                                                   8,000,000

 Electrical Equipment (2.0%)
  Siemens Capital Corp.                              1.273%         01/27/03        5,000,000      4,995,414

                                                                                                   4,995,414

 Insurance (2.0%)
  Prudential Funding Corp.                           1.231%         01/23/03        3,000,000      3,000,000
  Prudential Funding Corp.                           1.253%         02/05/03        2,000,000      2,000,000

                                                                                                   5,000,000

(continued on next page)

The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.
SCHEDULE OF INVESTMENTS
MONEY MARKET PORTFOLIO (continued)
December 31, 2002
                                                    Interest        Maturity        Principal       Market
        Description                                   Rate            Date            Amount        Value

Short-Term Notes (91.4%) (continued)
 Pharmaceutical (3.3%)
  Pfizer, Inc.                                       1.638%         01/21/03    $   3,000,000  $   2,997,282
  Pfizer, Inc.                                       1.638%         01/24/03        5,000,000      4,994,793

                                                                                                   7,992,075

 Telecommunications (2.9%)
  Bellsouth Telecommunications                       1.302%         01/24/03        7,000,000      6,994,187

                                                                                                   6,994,187

 Transport Services (2.9%)
  United Parcel Service of America, Inc.             1.202%         01/31/03        7,000,000      6,993,000

                                                                                                   6,993,000



    Total short-term notes (cost: $223,670,643)                                                  223,670,643


                                                                                                     Market
        Description                                                                   Shares         Value

Money Market Mutual Funds (8.1%)
 Dreyfus Masternote Account                                                         9,892,040  $   9,892,040
 Federated Investors Prime Obligation                                               9,900,531      9,900,531


  Total money market mutual funds (cost: $19,792,571)                                             19,792,571


Cash and Cash Equivalents (0.5%)
 BONY Cash Reserve                                                                  1,220,742      1,220,742


   Total cash and cash equivalents (cost: $1,220,742)                                              1,220,742



Total Investments (cost: $244,683,956)                                                        $  244,683,956

Percentages shown are based on total investments at market value.
The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.
SCHEDULE OF INVESTMENTS
INVESTMENT GRADE BOND PORTFOLIO
December 31, 2002
                                                    Interest        Maturity        Principal       Market
        Description                                   Rate            Date            Amount        Value

Long-Term Notes and Bonds (86.4%)
 U.S. Government & Agency Obligations (16.6%)
  FNMA MTN                                           7.250%         05/15/30    $     550,000  $    691,855
  FHLMC MTN                                          5.500%         07/15/06          800,000       880,122
  FHLMC MTN                                          7.000%         03/15/10          500,000       599,710
  Housing Urban Development                          4.850%         08/01/11          800,000       836,624
  Housing Urban Development                          5.670%         08/01/16          650,000       690,027
  U.S. Treasury Notes                                3.250%         12/31/03          650,000       663,000
  U.S. Treasury Notes                                2.875%         06/30/04        2,950,000     3,015,195
  U.S. Treasury Notes                                7.500%         02/15/05        2,500,000     2,803,300
  U.S. Treasury Notes                                3.250%         08/15/07        1,300,000     1,332,188
  U.S. Treasury Notes                                4.750%         11/15/08          500,000       545,780
  U.S. Treasury Notes                                7.250%         05/15/16        2,400,000     3,073,104
  U.S. Treasury Notes                                8.000%         11/15/21        1,150,000     1,602,353
  U.S. Treasury Notes                                6.750%         08/15/26        1,225,000     1,532,634
  U.S. Treasury Notes                                5.375%         02/15/31        2,400,000     2,616,360

                                                                                                 20,882,252


 Mortgage-Backed and Asset-Backed Securities (44.6%)
  Atlantic City Electric 2002-1                      4.910%         07/20/17          800,000       799,359
  FNMA CMO 2001-31TB                                 6.000%         05/25/23        1,000,000     1,025,571
  FHLMC Gold Pool TBA                                5.000%         01/01/18          900,000       921,654
  FHLMC Gold Pool TBA                                5.000%         01/15/18          500,000       512,030
  FHLMC Gold Pool TBA                                5.000%         01/15/18        1,000,000     1,024,060
  FHLMC Gold Pool #E72468                            5.500%         10/01/13          321,002       336,064
  FHLMC Gold Pool #E74118                            5.500%         01/01/14          483,959       501,502
  FHLMC Gold Pool #E01085                            5.500%         12/01/16          372,489       386,811
  FHLMC Gold Pool TBA                                5.500%         01/15/17        1,013,000     1,049,721
  FHLMC Gold Pool #E89823                            5.500%         05/01/17        1,948,459     2,023,260
  FHLMC Gold Pool #E90912                            5.500%         08/01/17          492,930       511,853
  FHLMC Gold Pool #E91139                            5.500%         09/01/17          988,387     1,026,331
  FHLMC Gold Pool #E91646                            5.500%         10/01/17        2,465,925     2,560,592
  FHLMC Gold Pool #E01216                            5.500%         10/01/17          977,133     1,014,645
  FHLMC Gold Pool #E00543                            6.000%         04/01/13          100,720       105,874
  FHLMC Gold Pool #G10817                            6.000%         06/01/13          298,492       313,766
  FHLMC Gold Pool #E71048                            6.000%         07/01/13           13,035        13,702
  FHLMC Gold Pool #E00565                            6.000%         08/01/13          225,070       236,586
  FHLMC Gold Pool #E00957                            6.000%         02/01/16          642,834       674,204
  FHLMC Gold Pool #E01007                            6.000%         08/01/16          357,474       374,268
  FHLMC Gold Pool #E85127                            6.000%         08/01/16          442,478       463,266
  FHLMC Gold Pool #E85353                            6.000%         09/01/16          462,514       484,243
  FHLMC Gold Pool #E77035                            6.500%         05/01/14          362,859       384,271
  FHLMC Gold Pool #E77962                            6.500%         07/01/14          459,681       486,807
  FHLMC Gold Pool #E78727                            6.500%         10/01/14           20,451        21,658
  FHLMC Gold Pool #E82543                            6.500%         03/01/16          684,918       724,301
  FHLMC Gold Pool #C14364                            6.500%         09/01/28          233,042       243,011
  FHLMC Gold Pool #C14872                            6.500%         09/01/28           65,894        68,713
  FHLMC Gold Pool #C20300                            6.500%         01/01/29          545,404       568,736
  FHLMC Gold Pool #C28221                            6.500%         06/01/29          206,785       215,515
  FHLMC Gold Pool #C01302                            6.500%         11/01/31          513,259       534,878

(continued on next page)

The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.
SCHEDULE OF INVESTMENTS
INVESTMENT GRADE BOND PORTFOLIO (continued)
December 31, 2002
                                                    Interest        Maturity        Principal       Market
        Description                                   Rate            Date            Amount        Value

Long-Term Notes and Bonds (86.4%) (continued)
 Mortgage-Backed and Asset-Backed Securities (44.6%) (continued)
  FHLMC Gold Pool #C01271                            6.500%         12/01/31    $     902,076  $    940,071
  FHLMC Gold Pool #C64936                            6.500%         03/01/32          826,997       861,822
  FHLMC Gold Pool #C68790                            6.500%         07/01/32        2,675,924     2,788,607
  FHLMC Gold Pool #G01091                            7.000%         12/01/29          370,863       390,222
  FHLMC Gold Pool #C35377                            7.000%         01/01/30          134,607       141,633
  FHLMC Gold Pool #C65674                            7.000%         03/01/32          467,056       490,904
  FHLMC Gold Pool #C01086                            7.500%         11/01/30          901,948       959,483
  FHLMC Gold Pool #C41636                            8.000%         08/01/30          127,880       137,139
  FHLMC Series 2315 Class OT CMO                     5.500%         09/15/23          655,177       661,244
  FHLMC Series 2114 Class QD CMO                     5.750%         06/15/21        1,000,000     1,023,000
  FHLMC Series 2115 Class PL CMO                     6.000%         11/15/10        1,200,000     1,233,900
  FHLMC Series 2368 Class PM CMO                     6.000%         10/15/25          800,000       822,057
  FHLMC Series 2370 Class PC CMO                     6.000%         07/15/30        1,000,000     1,049,220
  FHLMC Series 2424 Class OG CMO                     6.000%         03/15/17        1,000,000     1,066,461
  FNMA CMO 2002-86 KM                                5.000%         12/25/17        2,000,000     2,011,480
  FNMA Pool #253798                                  6.000%         05/01/16           18,323        19,180
  FNMA Pool #572020                                  6.000%         04/01/16          404,047       422,961
  FNMA Pool #578974                                  6.000%         05/01/16          588,730       617,084
  FNMA Pool #585097                                  6.000%         05/01/16          727,880       761,952
  FNMA Pool #611524                                  6.000%         10/01/31          876,879       907,746
  FNMA Pool #630147                                  6.000%         02/01/32          942,663       975,807
  FNMA Pool TBA                                      6.000%         01/25/33        1,991,365     2,057,936
  FNMA Pool #651220                                  6.500%         07/01/32        1,815,618     1,891,275
  FNMA Pool #545929                                  6.500%         08/01/32        1,182,329     1,231,997
  FNMA Pool #584953                                  7.500%         06/01/31          185,204       196,638
  GNMA CMO 2002-88 GW                                5.500%         09/15/20        1,000,000     1,001,563
  GNMA Pool #574395                                  6.000%         01/15/32        2,166,546     2,258,625
  GNMA Pool #570323                                  6.000%         02/15/32          688,242       717,492
  GNMA Pool #577653                                  6.000%         08/15/32          597,443       622,834
  GNMA Pool #585467                                  6.000%         08/15/32        1,590,437     1,658,031
  GNMA Pool #552466                                  6.500%         03/15/32        1,196,820     1,257,009
  GNMA Pool #540356                                  7.000%         05/15/31          987,625     1,046,971
  GNMA Pool #424739                                  7.500%         05/15/26          158,056       169,213
  GNMA Pool #452827                                  7.500%         02/15/28          161,703       172,663
  GNMA Pool #511723                                  7.500%         10/15/30          644,851       688,069
  GNMA Pool #479743                                  7.500%         11/15/30          421,099       449,321
  GNMA Pool #511778                                  7.500%         11/15/30          278,503       297,169
  GNMA Pool #415539                                  8.000%         07/15/27           33,189        36,072
  GNMA Pool #443216                                  8.000%         07/15/27          159,268       173,101
  GNMA Pool #529534                                  8.000%         08/15/30          177,058       191,525
  PSE&G Transition Funding, LLC 2001-1-A3            5.980%         06/15/08        1,000,000     1,094,151
  Vendee Mortage Trust                               6.500%         05/15/08          850,498       903,926

                                                                                                 56,004,806

(continued on next page)

The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.
SCHEDULE OF INVESTMENTS
INVESTMENT GRADE BOND PORTFOLIO (continued)
December 31, 2002
                                                    Interest        Maturity        Principal       Market
        Description                                   Rate            Date            Amount        Value

Long-Term Notes and Bonds (86.4%) (continued)
Corporate Obligations (25.2%)
 Aerospace (0.4%)
  Lockheed Martin                                    7.250%         05/15/06    $     500,000  $    563,105

                                                                                                    563,105

 Banking (0.7%)
  Bank One Illinois                                  5.500%         03/26/07          800,000       871,224

                                                                                                    871,224

 Business Finance (1.4%)
  Citigroup, Inc.                                    5.500%         11/30/07          600,000       613,422
  General Electric Capital Corp.                     6.000%         06/15/12          700,000       755,769
  Newcourt Credit Corp.                              7.125%         12/17/03          400,000       409,570

                                                                                                  1,778,761
 Chemicals (1.6%)
  Equistar Chemicals LP                              8.750%         02/15/09          600,000       525,000
  Praxair, Inc.                                      6.750%         03/01/03          700,000       705,289
  Praxair, Inc.                                      6.625%         10/15/07          700,000       788,302

                                                                                                  2,018,591

 Consumer Non-Durables (2.3%)
  Anheuser-Busch Cos., Inc.                          6.750%         12/15/27          400,000       462,596
  Conagra, Inc.                                      6.750%         09/15/11          800,000       909,720
  The Gillette Co.                                   3.500%         10/15/07          750,000       744,750
  Proctor & Gamble Co.                               6.600%         12/15/04          550,000       599,575

                                                                                                  2,716,641

 Consumer Services (0.7%)
  Service Corp. International                        6.875%         10/01/07          900,000       823,500

                                                                                                    823,500

 Electric Utility (1.4%)
  Dominion Resources                                 7.050%         03/15/05          600,000       585,355
  Entergy Mississippi                                7.750%         02/15/03          700,000       703,801
  Hydro-Quebec                                       8.050%         07/07/24          400,000       524,168

                                                                                                  1,813,324

 Energy (1.6%)
  Conoco Funding Co.                                 6.350%         10/15/11          600,000       670,002
  Devon Energy Corp.                                 7.950%         04/15/32          700,000       844,217
  Mirant Americas Generation, Inc.                   9.125%         05/01/31          500,000       222,500
  Union Pacific Resources                            7.050%         05/15/18          300,000       331,756

                                                                                                  2,068,475

(continued on next page)

The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.
SCHEDULE OF INVESTMENTS
INVESTMENT GRADE BOND PORTFOLIO (continued)
December 31, 2002
                                                    Interest        Maturity        Principal       Market
        Description                                   Rate            Date            Amount        Value

Long-Term Notes and Bonds (86.4%) (continued)
Corporate Obligations (25.2%) (continued)
 Finance Company (2.0%)
  Ford Motor Credit Corp.                             7.600%        08/01/05    $     500,000   $   510,520
  Ford Motor Credit Corp.                             7.250%        10/25/11          300,000       291,501
  General Motors Acceptance Corp.                     6.875%        09/15/11          650,000       648,219
  PEMEX Finance                                       9.140%        08/15/04          350,000       371,870
  PEMEX Master Trust                                  7.875%        02/01/09          500,000       538,750

                                                                                                  2,360,860

 Health Care (0.4%)
  Beckman Coulter                                     7.450%        03/04/08          500,000       561,490

                                                                                                    561,490

 Industrial (1.6%)
  John Deere Capital Corp.                            4.500%        08/22/07          800,000       827,020
  Johnson Controls                                    5.000%        11/15/06          500,000       529,435
  Reed Elsevier Capital                               6.125%        08/01/06          600,000       655,555

                                                                                                  2,012,010
 Insurance (0.9%)
  Nationwide Financial Services                       6.250%        11/15/11          700,000       731,259
  Protective Life Insurance                           5.875%        08/15/06          400,000       432,241

                                                                                                  1,163,500

 Media (1.1%)
  AOL Time Warner, Inc.                               6.875%        05/01/12          800,000       844,880
  Cox Entertainment                                   8.000%        02/15/07          500,000       555,435

                                                                                                  1,400,315

 Other Finance (0.9%)
  ERAC USA                                            6.375%        05/15/03          500,000       506,100
  Household Finance Corp.                             6.500%        01/24/06          500,000       532,460
  Osprey Trust #                                      0.000%        01/15/03          800,000       144,000

                                                                                                  1,182,560

 Paper & Packaging (2.1%)
  Abitibi-Consolidated                                8.850%        08/01/30          700,000       752,752
  Pactiv Corp.                                        8.125%        06/15/17          750,000       858,812
  Weyerhaeuser Co.                                    6.750%        03/15/12          800,000       872,270

                                                                                                  2,483,834

 Real Estate Investment Trust (REIT) (0.4%)
  Simon Property Group, Inc.                          6.750%        02/09/04          500,000       520,017

                                                                                                    520,017

(continued on next page)

#Non-income producing. Security is in default.
The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.
SCHEDULE OF INVESTMENTS
INVESTMENT GRADE BOND PORTFOLIO (continued)
December 31, 2002
                                                    Interest        Maturity        Principal       Market
        Description                                   Rate            Date            Amount        Value

Long-Term Notes and Bonds (86.4%) (continued)
Corporate Obligations (25.2%) (continued)
 Technology (0.5%)
  Motorola Corp.                                      7.625%        11/15/10    $     600,000   $   614,250

                                                                                                    614,250

 Telecommunications (1.6%)
  GTE Corp.                                           6.940%        04/15/28          500,000       524,625
  Qwest Corp.                                         8.875%        03/15/12          500,000       485,000
  Sprint Capital Corp.                                5.700%        11/15/03          300,000       298,500
  Sprint Capital Corp.                                8.750%        03/15/32          600,000       571,736
  Worldcom, Inc.#                                     0.000%        05/15/06          300,000        70,500
  Worldcom, Inc.#                                     0.000%        01/15/06          500,000       117,500

                                                                                                  2,067,861
 Transportation (0.7%)
  Continental Airlines 1999-01A-A EETC                6.545%        02/02/19          538,107       466,942
  United Airlines                                     7.186%        04/01/11          490,788       377,284

                                                                                                    844,226

 Miscellaneous (2.9%)
  iShares GS $ InvesTop Corporate Bond Fund           6.282%        11/29/32           10,000     1,096,900
  Morgan Stanley Tracers Step                         7.252%        09/15/11        1,152,000     1,291,617
  Morgan Stanley Tracers Variable Series 144A         5.878%        03/01/07        1,160,000     1,237,381

                                                                                                  3,625,898


  Total corporate obligations                                                                    31,490,442



Total long-term notes and bonds (cost: $105,693,972)                                            108,377,500

#Non-income producing. Security is in default.
Percentages shown are based on total investments at market value.
The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.
SCHEDULE OF INVESTMENTS
INVESTMENT GRADE BOND PORTFOLIO (continued)
December 31, 2002
                                                    Interest        Maturity        Principal       Market
        Description                                   Rate            Date            Amount        Value

Short-Term Notes and Bonds (2.4%)
 American Express Credit Corp                         1.301%        01/16/03    $   1,500,000  $  1,499,205
 Prudential Funding Corp.                             1.251%        01/16/03        1,500,000     1,499,205


  Total short-term notes and bonds (cost: $ 2,998,410)                                            2,998,410

Money Market Mutual Funds (4.3%)
 Federated Investors Prime Obligation                 1.370%                        5,414,206     5,414,206


  Total money market mutual funds (cost: $5,414,206)                                              5,414,206

Mutual Funds (2.6%)
 Federated High Yield Fund                                                            601,003     3,221,374


  Total mutual funds (cost: $3,729,998)                                                           3,221,374

Cash and Cash Equivalents (4.3%)
 BONY Cash Reserve                                                                  5,430,114     5,430,114


  Total cash and cash equivalents (cost: $5,430,114)                                              5,430,114



  Total Investments (cost: $123,266,700)                                                     $  125,441,604

Percentages shown are based on total investments at market value.
The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.
SCHEDULE OF INVESTMENTS
ASSET DIRECTOR PORTFOLIO
December 31, 2002

                                                        Market
        Description                   Shares            Value

Common Stock (65.3%)
 Aerospace (3.2%)
  Boeing Co.                          60,250     $    1,987,644
  Precision Castparts Corp.           63,050          1,528,959

                                                      3,516,603

 Apparel (7.4%)
  Columbia Sportswear Co.*            10,300            457,526
  Kellwood Co.                        72,100          1,874,600
  Liz Claiborne, Inc.                 66,400          1,968,760
  Reebok International *              83,600          2,457,840
  Wolverine World Wide, Inc.          85,200          1,287,372

                                                      8,046,098

 Automotive & Auto Parts (6.1%)
  Bandag, Inc.                        33,100          1,280,308
  Carlisle Companies, Inc.            55,500          2,296,590
  Ford Motor Co.                      85,500            795,150
  TBC Corp. *                        184,900          2,220,649

                                                      6,592,697

 Banks & Financial Services (4.8%)
  Bank One Corp.                      50,085          1,830,607
  Citigroup, Inc.                     41,728          1,468,408
  Washington Mutual, Inc.             54,007          1,864,862

                                                      5,163,877

 Cement & Aggregates (1.6%)
  Lafarge North America, Inc.         53,800          1,767,330

                                                      1,767,330

 Chemicals (1.4%)
  Dow Chemical                        50,600          1,502,820

                                                      1,502,820

 Computer Hardware & Software (4.9%)
  Autodesk, Inc.                     152,800          2,185,040
  Hewlett-Packard Co.                131,367          2,280,531
  International Business
   Machines Corp.                     11,400            883,500

                                                      5,349,071

 Electrical Equipment & Electronics (4.3%)
  American Power Conversion*         113,200          1,714,980
  Baldor Electric Co.                107,900          2,131,025
  Kemet Corp.*                        92,100            804,954

                                                      4,650,959


 Furniture (2.8%)
  Furniture Brands
   International, Inc.*               35,250   $       840,713
  Kimball International, Inc.
   Class "B"                          43,300           617,025
  La-Z-Boy, Inc.                      68,250         1,636,635

                                                     3,094,373

 Health Care & Pharmaceuticals (2.3%)
  Merck & Company                        600            33,966
  McKesson HBOC, Inc.                 47,800         1,292,034
  Schering-Plough Corp.               53,200         1,181,040

                                                     2,507,040

 Housing (1.6%)
  Fleetwood Enterprises, Inc.*        73,600           577,760
  Toll Brothers, Inc.*                54,800         1,106,960

                                                     1,684,720

 Manufacturing (2.7%)
  Crane Co.                           56,500         1,126,045
  Trinity Industries                  94,050         1,783,188

                                                     2,909,233

 Metals & Mining (3.7%)
  AK Steel Holding Corp. *            61,500           492,000
  ALCOA, Inc.                         73,000         1,662,940
  Cleveland-Cliffs, Inc. *            45,500           903,175
  Phelps Dodge Corp. *                30,800           974,820

                                                     4,032,935

 Oil & Oil Services (4.9%)
  Royal Dutch Petroleum Co.           41,150         1,811,423
  Tidewater, Inc.                     64,050         1,991,955
  Valero Energy Corp.                 41,600         1,536,704

                                                     5,340,082

 Paper & Forest Products (1.7%)
  Wausau-Mosinee Paper Corp.         160,300         1,798,566

                                                     1,798,566

 Restaurants (2.4%)
  Outback Steakhouse, Inc.            53,950         1,858,038
  Ryans Family
   Steak Houses, Inc.                 67,400           764,990

                                                     2,623,028

 Retail (1.6%)
  BJs Wholesale Club, Inc.*            6,500           118,950
  Longs Drug Stores, Inc.             78,200         1,621,868

                                                     1,740,818

(continued on next page)
*does not pay cash dividends
The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.
SCHEDULE OF INVESTMENTS
ASSET DIRECTOR PORTFOLIO
December 31, 2002

                                                        Market
        Description                   Shares            Value

Common Stock (65.3%) (continued)
 Telecommunications Services & Equipment (3.9%)
  Scientific-Atlanta, Inc.           121,250       $   1,438,025
  Sprint Corp. (FON Group)            96,800           1,401,664
  Telefonos de Mexico Class "L" - ADR 43,700           1,397,526

                                                       4,237,215

 Transportation (3.0%)
  Alexander & Baldwin, Inc.           75,500           1,947,145
  Norfolk Southern Corp.              63,400           1,267,366

                                                       3,214,511

 Miscellaneous (1.0%)
  Brunswick Corp.                     53,900           1,070,454

                                                       1,070,454

Total common stock (cost: $72,002,674)                70,842,430

                                                    Interest        Maturity        Principal       Market
        Description                                   Rate            Date            Amount        Value

Long-Term Notes and Bonds (30.4%)
 U.S. Government & Agency Obligations (4.3%)
  FNMA MTN                                            5.000%        01/15/07    $     300,000  $    325,185
  FNMA MTN                                            5.750%        04/15/03          200,000       202,544
  Housing Urban Development                           4.850%        08/01/11          100,000       104,578
  Housing Urban Development                           5.670%        08/01/16          200,000       212,316
  U.S. Treasury Notes                                 4.750%        02/15/04          800,000       831,312
  U.S. Treasury Notes                                 2.875%        06/30/04          450,000       459,945
  U.S. Treasury Notes                                 9.125%        05/15/09          400,000       440,780
  U.S. Treasury Notes                                 8.000%        11/15/21          200,000       278,670
  U.S. Treasury Notes                                 6.750%        08/15/26          100,000       125,113
  U.S. Treasury Notes                                 6.250%        05/15/30          370,000       442,772
  U.S. Treasury Notes                                 5.375%        02/15/31        1,190,000     1,297,279

                                                                                                  4,720,494


 Mortgage-Backed and Asset-Backed Securities (14.9%)
  FHLMC Gold Pool TBA                                 5.000%        01/15/18          800,000       819,248
  FHLMC Gold Pool #E00543                             6.000%        04/01/13          206,921       217,509
  FHLMC Gold Pool #E01007                             6.000%        08/01/16          357,474       374,268
  FHLMC Gold Pool #E85127                             6.000%        08/01/16          353,983       370,613
  FHLMC Gold Pool #E85353                             6.000%        09/01/16          462,514       484,243
  FHLMC Gold Pool #E77962                             6.500%        07/01/14          287,301       304,254
  FHLMC Gold Pool #E00878                             6.500%        07/01/15          207,791       219,842

(continued on next page)

The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.
SCHEDULE OF INVESTMENTS
ASSET DIRECTOR PORTFOLIO (continued)
December 31, 2002
                                                    Interest        Maturity        Principal       Market
        Description                                   Rate            Date            Amount        Value

Long-Term Notes and Bonds (30.4%) (continued)
 Mortgage-Backed and Asset-Backed Securities (14.9%) (continued)
  FHLMC Gold Pool #C14872                             6.500%        09/01/28    $     246,647  $    257,199
  FHLMC Gold Pool #C01302                             6.500%        11/01/31          301,917       314,634
  FHLMC Gold Pool #C01271                             6.500%        12/01/31          469,831       489,620
  FHLMC Gold Pool #C65255                             6.500%        03/01/32          355,851       370,836
  FHLMC Gold Pool #C67071                             6.500%        05/01/32          495,180       517,018
  FHLMC Gold Pool #C68790                             6.500%        07/01/32          891,975       929,536
  FHLMC Gold Pool #C65674                             7.000%        03/01/32          133,444       140,258
  FHLMC Gold Pool #C01086                             7.500%        11/01/30          196,076       208,584
  FHLMC Series 2315 Class OT CMO                      5.500%        09/15/23          231,239       233,380
  FHLMC Series 2114 Class QD CMO                      5.750%        06/15/21          700,000       716,100
  FHLMC Series 2115 Class PL CMO                      6.000%        11/15/10          400,000       411,300
  FHLMC Series 2424 Class OG CMO                      6.000%        03/15/17          500,000       533,231
  FHLMC Series 2368 Class PM CMO                      6.000%        10/15/25          300,000       308,271
  FHLMC Series 2370 Class PC CMO                      6.000%        07/15/30          300,000       314,766
  FNMA Pool #574922                                   6.000%        04/01/16           30,491        31,918
  FNMA Pool #579170                                   6.000%        04/01/16          411,594       430,861
  FNMA Pool #630147                                   6.000%        02/01/32          282,799       292,742
  FNMA TBA                                            6.000%        01/25/33          395,925       409,161
  FNMA Pool #651220                                   6.500%        07/01/32          453,905       472,819
  FNMA Pool #545929                                   6.500%        08/01/32          662,104       689,918
  FNMA Pool #584953                                   7.500%        06/01/31          148,163       157,311
  FNMA CMO 2002-86 KM                                 5.000%        12/25/17          350,000       352,009
  GNMA Pool #570323                                   6.000%        02/15/32          275,297       286,997
  GNMA Pool #574395                                   6.000%        01/15/32          235,495       245,504
  GNMA Pool #422407                                   6.500%        01/15/26           57,426        60,512
  GNMA Pool #425983                                   6.500%        03/15/26          174,908       184,305
  GNMA Pool #424578                                   6.500%        04/15/26          265,369       279,628
  GNMA Pool #431962                                   6.500%        05/15/26          177,915       187,474
  GNMA Pool #554466                                   6.500%        03/15/32          558,516       586,604
  GNMA Pool #542083                                   7.000%        01/15/31          456,093       483,500
  GNMA Pool #555179                                   7.000%        12/15/31          719,913       763,172
  GNMA Pool #436741                                   7.500%        01/15/27          136,612       146,086
  GNMA Pool #479743                                   7.500%        11/15/30          278,503       297,169
  GNMA Pool #511778                                   7.500%        11/15/30          421,099       449,321
  GNMA Pool #443216                                   8.000%        07/15/27           83,313        90,549
  GNMA Pool #451312                                   8.000%        07/15/27           41,250        44,833
  PSE&G Transition Funding, LLC 2001-1-A3             5.980%        06/15/08          600,000       656,490

                                                                                                 16,133,593


Corporate Obligations (11.2%)
 Aerospace (0.4%)
  Lockheed Martin                                     7.250%        05/15/06          400,000       450,484

                                                                                                    450,484

(continued on next page)

The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.
SCHEDULE OF INVESTMENTS
ASSET DIRECTOR PORTFOLIO (continued)
December 31, 2002
                                                    Interest        Maturity        Principal       Market
        Description                                   Rate            Date            Amount        Value

Long-Term Notes and Bonds (30.4%) (continued)
Corporate Obligations (11.2%) (continued)
 Banking (0.3%)
  Bank One Illinois                                   5.500%        03/26/07    $     200,000  $    217,806
  First Union NationalN.C.                            6.180%        02/15/36          150,000       160,667

                                                                                                    378,473

 Business Finance (1.1%)
  Citigroup, Inc.                                     5.500%        11/30/07          400,000       408,948
  Commercial Credit Co.                               6.625%        06/01/15           75,000        83,036
  General Electric Capital Corp.                      6.000%        06/15/12          500,000       539,835
  Newcourt Credit Corp.                               7.125%        12/17/03          150,000       153,589

                                                                                                  1,185,408

 Chemicals (0.5%)
  Equistar Chemicals LP                               8.750%        02/15/09          200,000       175,000
  Praxair, Inc.                                       6.625%        10/15/07          300,000       337,844

                                                                                                    512,844

 Consumer Non-Durables (0.9%)
  Anheuser-Busch Cos., Inc.                           6.750%        12/15/27          450,000       520,421
  Conagra, Inc.                                       6.750%        09/15/11          200,000       227,430
  Proctor & Gamble Co.                                6.600%        12/15/04          200,000       218,027

                                                                                                    965,878

 Consumer Services (0.2%)
  Service Corp. International                         6.875%        10/01/07          200,000       183,000

                                                                                                    183,000
 Electric Utility (0.8%)
  Dominion Resources                                  7.050%        03/15/05          400,000       390,237
  Hydro-Quebec                                        8.050%        07/07/24          250,000       327,605
  Washington Water Power                              5.990%        12/10/07          150,000       122,053

                                                                                                    839,895

 Energy (0.7%)
  Conoco Funding Co.                                  6.350%        10/15/11          200,000       223,334
  Union Pacific Resources                             7.050%        05/15/18          250,000       276,463
  Devon Energy Corp.                                  7.950%        04/15/32          200,000       241,205

                                                                                                    741,002

 Finance Company (0.8%)
  Ford Motor Credit Corp.                             7.600%        08/01/05          150,000       153,156
  Ford Motor Credit Corp.                             7.250%        10/25/11          200,000       194,334
  General Motors Acceptance Corp.                     6.875%        09/15/11          100,000        99,726
  PEMEX Finance                                       9.140%        08/15/04          140,000       148,748
  PEMEX Master Trust                                  7.875%        02/01/09          300,000       323,250

                                                                                                    919,214

(continued on next page)

The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.
SCHEDULE OF INVESTMENTS
ASSET DIRECTOR PORTFOLIO (continued)
December 31, 2002
                                                    Interest        Maturity        Principal       Market
        Description                                   Rate            Date            Amount        Value

Long-Term Notes and Bonds (30.4%) (continued)
Corporate Obligations (11.2%) (continued)
 Health Care (0.2%)
  Beckman Coulter                                     7.450%        03/04/08    $     150,000  $    168,447

                                                                                                    168,447

 Industrial (0.6%)
  Johnson Controls                                    5.000%        11/15/06          200,000       211,774
  Reed Elsevier Capital                               6.125%        08/01/06          400,000       437,037

                                                                                                    648,811

 Insurance (0.6%)
  Nationwide Financial Services                       6.250%        11/15/11          300,000       313,397
  Protective Life Insurance                           5.875%        08/15/06          300,000       324,181

                                                                                                    637,578

 Media (0.6%)
  AOL Time Warner, Inc.                               6.875%        05/01/12          200,000       211,220
  Cox Entertainment                                   8.000%        02/15/07          300,000       333,261
  Cox Radio, Inc.                                     6.375%        05/15/05          100,000       102,448

                                                                                                    646,929

 Other Finance (0.6%)
  ERAC USA                                           6.375%         05/15/03          260,000       263,172
  Household Finance Corp.                            6.500%         01/24/06          300,000       319,476
  Osprey Trust#                                      0.000%         01/15/03          250,000        45,000

                                                                                                    627,648

 Paper & Packaging (0.4%)
  Abitibi-Consolidated                               8.850%         08/01/30          200,000       215,072
  Weyerhaeuser Co.                                   6.750%         03/15/12          200,000       218,068

                                                                                                    433,140

 Real Estate Investment Trust (REIT) (0.3%)
  New Plan                                          7.400%          09/15/09          200,000       222,160
  Simon Property Group, Inc.                        6.750%          02/09/04          150,000       156,005

                                                                                                    378,165

 Technology (0.2%)
  Motorola Corp.                                    7.625%          11/15/10          200,000       204,750

                                                                                                    204,750

(continued on next page)
#Non-income producing. Security is in default.
The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.
SCHEDULE OF INVESTMENTS
ASSET DIRECTOR PORTFOLIO (continued)
December 31, 2002
                                                    Interest        Maturity        Principal       Market
        Description                                   Rate            Date            Amount        Value

Long-Term Notes and Bonds (30.4%) (continued)
Corporate Obligations (11.2%) (continued)
 Telecommunications (1.1%)
  GTE Corp.                                          6.940%         04/15/28    $     350,000  $    367,238
  Qwest Corp.                                        8.875%         03/15/12          400,000       388,000
  Sprint Capital Corp.                               5.700%         11/15/03          200,000       199,000
  Sprint Capital Corp.                               8.750%         03/15/32          200,000       190,579
  Worldcom, Inc.#                                    0.000%         01/15/06          300,000        70,500
  Worldcom, Inc.#                                    0.000%         05/15/06          200,000        47,000

                                                                                                  1,262,317

 Transportation (0.4%)
  Continental Airlines 1999-01A-A EETC               6.545%         08/02/20          179,369       155,647
  United Airlines                                    7.186%         04/01/11          294,473       226,370

                                                                                                    382,017

 Miscellaneous (0.5%)
  Morgan Stanley Tracers                             5.878%         03/01/07          290,000       309,345
  Morgan Stanley Tracers Variable Series 144A        7.252%         09/15/11          256,000       287,026

                                                                                                    596,371

  Total corporate obligations                                                                    12,162,371

 Total long-term notes and bonds (cost: $32,137,413)                                             33,016,458

                                                                                                   Market
        Description                                                                   Shares       Value

Money Market Mutual Funds (0.9%)
  Federated Investors Prime Obligation                                               1,023,272 $  1,023,272

  Total money market mutual funds (cost: $1,023,272)                                              1,023,272

Mutual Funds (0.7%)
  Federated High Yield Fund                                                            151,903      814,202

  Total mutual funds (cost: $1,024,787)                                                             814,202

Cash and Cash Equivalents (2.7%)
  BONY Cash Reserve                                                                  2,911,423    2,911,423


 Total cash and cash equivalents (cost: $2,911,423)                                               2,911,423


Total Investments (cost: $109,099,567)                                                        $ 108,607,785

#Non-income producing. Security is in default.
Percentages shown are based on total investments at market value.
The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS 1. Summary of Significant Accounting Policies Effective May 1, 2002, the AUL American Series Fund, Inc. changed its name to the OneAmerica Funds, Inc. to better align it with our new enterprise identity. Some of the individual portfolio names were also changed to more accurately reflect the portfolios investment style. Although the names are different, the investment objectives and management style of the portfolios have not changed.

The OneAmerica Funds, Inc. (the "Fund") was incorporated under the laws of Maryland on July 26, 1989, and is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. As a series type of mutual fund, the Fund issues shares of common stock relating to separate investment portfolios consisting of the Value Portfolio (formerly the Equity Portfolio), Money Market Portfolio, Investment Grade Bond Portfolio (formerly the Bond Portfolio), and Asset Director Portfolio (formerly the Managed Portfolio), hereinafter, referred to as Portfolios. Currently, the Fund offers shares only to separate accounts of American United Life Insurance Company (AUL) to serve as an underlying investment vehicle for variable annuity and variable life contracts. The Fund commenced operations on April 12, 1990.

Portfolio  Substitutions

At the close of business on October 31, 2002, the Asset Director Portfolio acquired all the net assets of the Tactical Asset Allocation Portfolio. The transaction was made to facilitate a substitution by the AUL American Unit Trust and the AUL American Individual Unit Trust of Asset Director Portfolio shares for the net assets of the Tactical Asset Allocation Portfolio. The subsitution was approved by the SEC in an order issued August 27, 2002. The acquisition was accomplished through an exchange of 193,630 shares of the Asset Director Portfolio for the net assets of the Tactical Asset Allocation Portfolio at the close of business on October 31, 2002. Tactical Asset Allocation Portfolios net assets at that date of $2,598,832, including $435,383 of unrealized appreciation, were combined with those of the Asset Director Portfolio. The aggregate net assets of the Asset Director Portfolio immediately before the acquisition were $99,405,669.

At the close of business on October 31, 2002, the assets of the Conservative Investor Portfolio, Moderate Investor Portfolio, and Aggressive Investor Portfolio (the Lifestyle Portfolios) were liquidated and closed pursuant to a plan of substitution approved by the SEC on August 27, 2002. The funds generated by the liquidations were reinvested in similar portfolios of an outside fund, the American Century Strategic Allocation Fund, a series of American Century Strategic Asset Allocation, Inc. The aggregate net assets of the Conservative Investor Portfolio, Moderate Investor Portfolio, and Aggressive Investor Portfolio immediately before liquidation were $7,240,644, $8,249,947, and $7,039,637, respectively.

Investments

Securities traded on a national or international securities exchange are valued at the last trade price on the primary exchange. Listed securities for which no sale was reported on the valuation date are valued at the mean of the latest bid and ask price. Short-term notes are valued at original cost or amortized cost which approximates market value. Fixed income securities for which representative market quotes are readily available are valued at the latest bid price or the mean of the latest bid and ask price. Certain securities may be priced using a matrix price as provided by our pricing vendor. U.S. Government obligations are valued at the latest bid price; however, short term obligations maturing in 60 days or less, when purchased, are valued at amortized cost which approximates market value.

The Money Market Portfolio securities are valued at amortized cost. The Portfolios use of the amortized cost method is conditioned on its compliance with certain provisions of Rule 2a-7 of the Investment Company Act of 1940. AUL (the Investment Advisor) is responsible for reviewing this method of valuation to ensure that the Portfolio securities are reflected at their fair value.

Security transactions are recorded on the trade date. Realized gains and losses are determined on specific identification basis.

Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Income and Expense

Dividend income is recorded on the ex-dividend date, and interest income is accrued daily. Portfolio expenses are recorded on an accrual basis.

Foreign Currency Transactions

The accounting records of the Portfolios are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies, if any, are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of Portfolio securities, if any, are a component of realized gain (loss) on investments and unrealized appreciation (depreciation) on investments, respectively.

Forward Foreign Currency Exchange Contracts

There are no outstanding forward foreign currency exchange contracts at December 31, 2002.

Taxes

The Fund intends to qualify as a regulated investment company under section M of the Internal Revenue Code. The Funds policy is to distribute all net investment income and realized capital gains to relieve it from all or substantially all federal income taxes.

Dividend and Capital Gain Distributions

For the Money Market Portfolio, dividends from net investment income are declared and paid daily. For all other Portfolios, dividends from net investment income and distributions from net realized gains on investments are declared and paid at least annually.

The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. The book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.      Related Party Transactions

The Fund has an investment advisory agreement with AUL to act as its investment advisor.

Under the Investment Advisory Agreement, the Investment Advisor is compensated for its services by a monthly fee based on an annual percentage of the average daily net assets of each Portfolio as follows:
        Value                   0.50%
        Money Market            0.40%
        Investment Grade Bond   0.50%
        Asset Director          0.50%

AUL has agreed that its fees may be reduced if the aggregate expenses of the Portfolios exceed 1% of the average daily net assets during the year. To the extent that AUL has reduced its advisory fees to prevent a Portfolios aggregate expenses from exceeding 1% of its average daily net assets, it may increase its advisory fee during any of the next succeeding 5 years, provided that the aggregate expenses in any given year do not exceed 1% of the average daily net assets in that year. The total amount of any increase in AULs fees will not exceed the amount of the prior fee reduction.

AUL may terminate the policy of reducing its fee and/or assuming Fund expenses upon 30 days prior written notice to the Fund, and in any event, the policy will automatically terminate if the Investment Advisory Agreement is terminated. The total investment advisory fee incurred during the year ended December 31, 2002, for all of the Portfolios was $2,479,201.

Certain directors of the Fund are  officers of AUL.

The Fund pays each non-AUL affiliated Director an annual fee of $5,500 and an additional $450 for each Board of Directors meeting attended. The total expenses incurred in 2002 were $15,607 related to the remaining Portfolios.

3. Agreements with Banks

The Fund has agreements with The Bank of New York (Bank) whereby the Bank serves as custodian of the securities and other assets of the Fund, and as the fund accountant.

4.  Investment  Transactions

Purchases and sales of investment securities (excluding short-term securities and money market mutual funds) during the year ended December 31, 2002, were:

                                                                  Portfolio
                                                                          Investment
                                        Value        Money Market         Grade Bond       Asset Director

Common Stock:
 Purchases                        $   37,305,689   $            0    $             0   $      23,492,545
 Proceeds from sales                  13,032,673                0                  0           6,254,901
Corporate Bonds:
 Purchases                                     0                0         17,622,060           6,667,834
 Proceeds from sales and maturities            0                0         12,099,213           4,227,024
Government Bonds:
 Purchases                                     0                0        100,477,760          24,974,468
 Proceeds from sales and maturities            0                0         75,679,840          22,999,571

5.      Authorized Capital Shares

The Fund has 600,000,000 authorized shares of $.001 par value capital stock, which includes 24,000,000 unallocated shares. The remaining shares are allocated to each of the Funds portfolios as follows:
        Value Portfolio                         24,000,000
        Money Market Portfolio                 480,000,000
        Investment Grade Bond Portfolio         24,000,000
        Asset Director Portfolio                48,000,000

                                               576,000,000

6.      Unrealized Appreciation (Depreciation)
Unrealized appreciation (depreciation) for tax purposes at December 31, 2002, are:

                                                                               Net
                                                                             Unrealized
                            Federal         Unrealized      Unrealized      Appreciation/
                           Tax Cost        Appreciation    Depreciation    (Depreciation)

 Value                 $ 129,556,110     $   13,321,829   $  15,419,293    $  (2,097,464)
 Money Market            244,683,956                  0               0                0
 Investment Grade Bond   123,391,842          4,271,638      (2,221,876)       2,049,762
 Asset Director          109,127,071          8,812,531      (9,331,817)        (519,286)

The amount of losses recognized for financial reporting purposes in excess of federal income tax reporting purposes, is as follows:
                     Value                    $   19,039
                     Investment Grade Bond       125,142
                     Asset Director               27,504

7.      Shareholders
Shares outstanding at December 31, 2002, are:

                                                              Portfolio
                                                               Investment
                                   Value      Money Market     Grade Bond       Asset Director

AUL American Unit Trust          3,186,488      34,255,458      2,826,487           2,712,306
AUL Group Retirement Annuity
 Separate Account II             3,243,771     163,207,665      5,824,148           3,390,785
AUL American Individual
 Unit Trust                        613,438       6,454,644        719,265             763,985
AUL American Individual
 Variable Annuity Unit Trust       604,260      36,381,985      1,143,062             931,878
AUL American Individual
 Variable Life Unit Trust          135,323       4,633,176        263,533             188,030


                                 7,783,280     244,932,928     10,776,495           7,986,984

8.      Federal Tax Information
The tax components of dividends paid for the years ending December 31, 2002 and December 31, 2001 were as follows:

                                        Value                           Money Market
                              12/31/02        12/31/01           12/31/02        12/31/01

Ordinary income           $   1,762,381    $  2,002,784       $  2,561,372   $   5,911,886
Long-term capital gains       3,534,587       4,778,677                  0               0
Return of capital               117,534               0                  0               0


                                   Investment Grade Bond               Asset Director
                              12/31/02        12/31/01            12/31/02        12/31/01

Ordinary income           $   5,083,522    $  3,774,692       $   3,040,525  $   3,220,218
Long-term capital gains               0               0           1,817,176      2,037,304
Return of capital                84,390               0              25,420              0

As of December 31, 2002, the components of distributable earnings on a tax basis were as follows:

                                                                  Investment
                                    Value        Money Market      Grade Bond        Asset Director

Undistributed ordinary income  $          0    $            0   $            0      $            0
Undistributed long-term
 gain (loss)                        (38,111)                0          (91,425)                  0
Unrealized appreciation
 (depreciation)                  (2,097,464)                0        2,049,762            (519,286)

                               $ (2,135,575)   $            0   $    1,953,337      $     (519,286)

Capital losses incurred after October 31, within the Portfolios fiscal year may be deferred and treated as occurring on the first day of the following year. The following deferred losses will be treated as arising on the first day of the year ending December 31, 2003:
   Value                   $       38,111
   Investment Grade Bond           63,399

Capital loss carry forwards are available to offset future capital gains, if any. The accompanying table details the capital loss carry forwards for those Portfolios which have them.
                                  Expiration Year
                                        2008

     Investment Grade Bond      $       28,026

FINANCIAL HIGHLIGHTS
The per share amounts are based on shares outstanding throughout the year.


                                                                       Value Portfolio


                                                                       For years ended
                                      Dec. 31, 2002     Dec. 31, 2001    Dec. 31, 2000    Dec. 31, 1999    Dec. 31, 1998


Per Share Operating
Performance:
Net investment income*               $     0.19        $     0.24      $      0.30       $     0.32       $     0.35
Net gain (loss) on investments          (  1.47)             1.77             2.51            (0.55)            1.23

Total from investment
operations                                (1.28)             2.01             2.81            (0.23)            1.58


Shareholder distributions:
Net investment income                     (0.18)            (0.23)           (0.30)           (0.32)           (0.35)
Realized gain                             (0.53)            (0.96)           (1.00)           (3.66)           (1.99)
Return of capital                         (0.02)                0                0                0                0


Net increase (decrease)                   (2.01)             0.82             1.51            (4.21)           (0.76)
Net asset value at
beginning of period                       18.39             17.57            16.06            20.27            21.03

Net asset value at end of period    $     16.38       $     18.39      $     17.57       $    16.06      $     20.27


Total return                              (7.0%)            11.3%            17.7%            (0.9%)            7.1%

Supplemental Data:
Net assets, end of period (000)     $   127,527       $   114,629      $    92,089       $   88,619      $    95,486

Ratio to average net assets:
Expenses                                  0.57%             0.62%            0.64%            0.63%            0.62%
Net investment income                     1.05%             1.26%            1.86%            1.54%            1.61%

Portfolio turnover rate                     11%               18%              19%              32%              23%

*Net investment income is calculated based on average shares.
The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS (continued)
The per share amounts are based on shares outstanding throughout the year.


                                                                    Money Market Portfolio


                                                                       For years ended
                                      Dec. 31, 2002     Dec. 31, 2001    Dec. 31, 2000    Dec. 31, 1999    Dec. 31, 1998


Per Share Operating
Performance:
Net investment income*              $      0.01       $      0.03      $      0.05       $     0.05       $     0.05
Net gain (loss) on investments                0                 0                0                0                0

Total from investment
operations                                 0.01              0.03             0.05             0.05             0.05


Shareholder distributions:
Net investment income                     (0.01)            (0.03)           (0.05)           (0.05)           (0.05)
Realized gain                                 0                 0                0                0                0
Return of capital                             0                 0                0                0                0


Net increase (decrease)                       0                 0                0                0                0
Net asset value at
beginning of period                        1.00              1.00             1.00             1.00             1.00

Net asset value at end of period   $       1.00      $       1.00      $      1.00        $    1.00       $     1.00


Total return                               1.2%              3.5%             5.8%             4.6%             4.9%

Supplemental Data:
Net assets, end of period (000)    $    244,933      $    190,675      $   140,622        $ 126,532       $   82,055

Ratio to average net assets:
Expenses                                  0.48%             0.52%            0.53%            0.55%            0.61%
Net investment income                     1.20%             3.41%            5.79%            4.60%            4.82%

Portfolio turnover rate                      0%                0%               0%               0%               0%

*Net investment income is calculated based on average shares.
The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS (continued)
The per share amounts are based on shares outstanding throughout the year.


                                                                  Investment Grade Bond Portfolio


                                                                       For years ended
                                      Dec. 31, 2002     Dec. 31, 2001    Dec. 31, 2000    Dec. 31, 1999    Dec. 31, 1998


Per Share Operating
Performance:
Net investment income*              $      0.56       $      0.66       $     0.68       $     0.61       $     0.60
Net gain (loss) on investments             0.29              0.17             0.44            (0.74)            0.36

Total from investment
operations                                 0.85              0.83             1.12            (0.13)            0.96

Shareholder distributions:
Net investment income                     (0.49)            (0.63)          (0.71)            (0.61)           (0.60)
Realized gain                             (0.01)                0               0                 0            (0.21)
Return of capital                         (0.01)                0               0                 0                0


Net increase (decrease)                    0.34              0.20            0.41             (0.74)            0.15
Net asset value at
beginning of period                       10.70             10.50           10.09             10.83            10.68

Net asset value at end of period   $      11.04       $     10.70      $    10.50        $    10.09       $     10.83


Total return                               7.9%              7.1%           10.8%             (1.1%)             8.8%

Supplemental Data:
Net assets, end of period (000)    $    118,958       $    78,268      $   54,947        $   49,828       $    50,090

Ratio to average net assets:
Expenses                                  0.59%             0.65%           0.65%             0.62%             0.62%
Net investment income                     5.10%             5.96%           6.52%             5.68%             5.48%

Portfolio turnover rate                     97%               95%             93%               93%              132%

*Net investment income is calculated based on average shares.
The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS (continued)
The per share amounts are based on shares outstanding throughout the year.


                                                                   Asset Director Portfolio


                                                                       For years ended
                                      Dec. 31, 2002     Dec. 31, 2001    Dec. 31, 2000    Dec. 31, 1999    Dec. 31, 1998


Per Share Operating
Performance:
Net investment income*              $     0.35         $     0.41      $      0.49       $     0.49       $     0.51
Net gain (loss) on investments           (0.72)              0.98             1.49            (0.71)            0.79

Total from investment
operations                               (0.37)              1.39             1.98            (0.22)            1.30

Shareholder distributions:
Net investment income                    (0.33)            (0.41)            (0.49)           (0.50)           (0.51)
Realized gain                            (0.30)            (0.41)            (0.46)           (1.60)           (0.99)
Return of capital                        (0.01)                0                 0                0                0


Net increase (decrease)                  (1.01)             0.57              1.03            (2.32)           (0.20)
Net asset value at
beginning of period                      14.41             13.84             12.81            15.13            15.33

Net asset value at end of period   $     13.40        $    14.41       $     13.84       $    12.81       $    15.13


Total return                             (2.6%)            10.6%             15.7%            (0.8%)            8.3%

Supplemental Data:
Net assets, end of period (000)    $   107,053        $   91,096       $    68,992       $   68,816       $   73,112

Ratio to average net assets:
Expenses                                 0.59%             0.64%             0.64%            0.62%            0.62%
Net investment income                    2.47%             2.86%             3.72%            3.25%            3.27%

Portfolio turnover rate                    33%               39%               43%              49%              63%

*Net investment income is calculated based on average shares.
The accompanying notes are an integral part of the financial statements.

MANAGEMENT OF THE FUND

Management Information
Overall responsibility for management of the Fund rests with its Board of
Directors, who are elected by the shareholders of the Fund. The Directors elect the officers of the Fund to actively supervise its day-to-day operations.
                                                                             Number of
                                                             Principal       Portfolios in   Other
                          Current         Term of Office     Occupation(s)   Fund Complex    Directorships
Name, Address,            Position        and Length         During the      Overseen by     held by
and Age in 2002           with the Fund   of Service         Past 5 Years    Director        Director/Nominee

Independent Directors

Ronald D. Anderson        Director        Indefinite,        Professor, School       4       None
371 Cottonwood Drive                      7/26/1989 to       of Business,
Mooresville, IN 46158                     present            Indiana Univ./
age 63                                                       Purdue Univ.-
                                                             Indianapolis
                                                            (8/88-present)

Alpha C. Blackburn        Director        Indefinite      President and              4       None
3388 Founders Rd.                         3/15/2002 to    Chief Executive
Indianapolis, IN 46268                    present         Officer, Blackburn
age 63                                                    Architects, Inc.,
                                                          (7/99 to present),
                                                          Vice President,
                                                          Blackburn Architects,
                                                          Inc., (6/81-7/99)

Donald J. Stuhldreher     Director        Indefinite,     Retired since 1990         4       None
4210 Statesman Drive                      12/14/2001 to
Indianapolis, IN 46250                    present
age 66

Interested Directors

R. Stephen Radcliffe     Chairman of      Indefinite,     Executive Vice            4        Chairman of the
One American Square      the Board and    2/02/2000 to    President, American                Board, OneAmerica
Indianapolis, IN 46282   President,       present         United Life                        Securities, Inc.;
age 57                   Director                         Insurance Company                  Director, American
                                                          (8/94 to present)                  United Mutual
                                                                                             Insurance Holding
                                                                                             Company; Director,
                                                                                             OneAmerica
                                                                                             Financial Partners,
                                                                                             Inc.; Director,
                                                                                             American United
                                                                                             Life Insurance
                                                                                             Company; Director,
                                                                                             State Life Insurance
                                                                                             Company; Director,
                                                                                             Pioneer Mutual Life
                                                                                             Insurance Company

Management Information (continued)
                                                                             Number of
                                                             Principal       Portfolios in   Other
                          Current         Term of Office     Occupation(s)   Fund Complex    Directorships
Name, Address,            Position        and Length         During the      Overseen by     held by
and Age in 2002           with the Fund   of Service         Past 5 Years    Director        Director/Nominee

Interested Directors (continued)

James W. Murphy           Director        Indefinite,        Senior Vice Pres.,      4       None
11800 Pebblepoint Pass                    7/26/1989 to       Corporate Finance
Carmel, IN 46033                          present            American United
age 66                                                       Life Insurance
                                                             Company (5/01/1997
                                                             until his retirement
                                                             on 4/01/2000)

The following table shows the Executive Officers of the Fund, their addresses, their ages, their positions with the Fund, their terms of office and length of time served in such positions, and their principal occupations during the past five years.

                         Current Position    Term of Office and      Principal Occupations During
Name and Age in 2002*    with the Fund       Length of Service       the Past Five Years

Constance E. Lund        Treasurer           Indefinite,             Senior Vice President, Corporate Finance, AUL
age 49                                       2/2/2000                (1/2000 to present); Vice President, Financial
                                             to present              Reporting, AUL (6/1999 to 1/2000); Assistant Vice
                                                                     President, Financial Reporting, AUL (5/95 to 6/1999)

Thomas M. Zurek          Secretary           Indefinite,             General Counsel and Secretary, AUL (8/2002 to
age 54                                       12/13/2002              present); Partner, Nymast, Good, Voigts, West,
                                             to present              Hansel and OBrien (1992-1998; 2001-8/2002)

John C. Swhear           Asst. Secretary     Indefinite,             Senior Counsel, AUL (8/2000 to present); Counsel,
age 41                                       12/13/2002              AUL (11/1996 to 8/2000)
                                             to present



*The Executive Officers of the Fund and can be reached at One American Square, Indianapolis, Indiana 46282.

This page is intentionally left blank.

American United Life Insurance Company
One American Square, P.O. Box 368
Indianapolis, IN 46206-0368
www.aul.com

Form No. P-12757E  (1/03)